Capital (Tables)	12 Months Ended
Dec. 31, 2023
Asset management business
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	2023 $m	2022 $m
Balance at 1 Jan	466	522
Gains during the year	254	187
Movement in capital requirement	(20)	15
Capital injection	3	3
Distributions made to the parent company	(205)	(214)
Exchange and other movements	(1)	(47)
Balance at 31 Dec	497	466